Portfolio of investments—May 31, 2021 (unaudited)

		Value
Investment companies: 99.99%
Affiliated master portfolios: 99.99%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 12,664,232
Wells Fargo Emerging Markets Bond Portfolio		1,070,219
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		17,831,992
Wells Fargo Factor Enhanced International Equity Portfolio		59,690,868
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		92,532,809
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		23,244,162
Wells Fargo High Yield Corporate Bond Portfolio		1,071,735
Wells Fargo Investment Grade Corporate Bond Portfolio		6,582,484
Total Investment companies (Cost $175,098,432)		214,688,501
Total investments in securities (Cost $175,098,432)	99.99%	214,688,501
Other assets and liabilities, net	0.01	23,301
Total net assets	100.00%	$214,711,802
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.16%	2.17%	$7,507	$(89,920)	$40,149	$0	$117	$12,664,232
Wells Fargo Emerging Markets Bond Portfolio	2.86	2.87	(18,614)	30,472	12,434	0	1	1,070,219
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	10.02	9.85	600,892	(120,485)	0	118,852	43	17,831,992
Wells Fargo Factor Enhanced International Equity Portfolio	8.76	8.38	3,555,024	1,765,460	0	810,070	77	59,690,868
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	11.60	11.31	10,794,048	(884,149)	0	332,852	165	92,532,809
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	11.11	10.89	2,696,701	(1,669,870)	0	57,232	58	23,244,162
Wells Fargo High Yield Corporate Bond Portfolio	2.14	2.14	5,670	(3,258)	14,315	0	1	1,071,735
Wells Fargo Investment Grade Corporate Bond Portfolio	2.86	2.87	4,145	(66,659)	52,524	0	4	6,582,484
			$17,645,373	$(1,038,409)	$119,422	$1,319,006	$466	$214,688,501	99.99%
See accompanying notes to portfolio of investments

Wells Fargo Target 2050 Fund  |  1

Notes to portfolio of investments—May 31, 2021 (unaudited)

The Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
At May 31, 2021, the affiliated Master Portfolios were measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolios was $214,688,501. The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

2  |  Wells Fargo Target 2050 Fund